Oil and Natural Gas Properties (Tables)	3 Months Ended
Dec. 31, 2020
Extractive Industries [Abstract]
Schedule Of Oil And Gas Properties
Oil and natural gas properties are summarized below:

	December 31, 2020	September 30, 2020
	($ in thousands)
Proved	$344,990	$326,420
Unproved	30,783	32,084
Work-in-progress	6,526	15,398
	382,299	373,902
Accumulated depletion and amortization	(69,067)	(63,176)
Total oil and natural gas properties, net	$313,232	$310,726